Overview, Basis of Presentation, and Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands								1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2022	Aug. 18, 2022	Aug. 07, 2022	Aug. 07, 2022	Feb. 19, 2021	Feb. 01, 2021	Dec. 16, 2022	Oct. 17, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 01, 2023	Jan. 19, 2023	Oct. 28, 2022	Oct. 18, 2022	Oct. 04, 2022	Jul. 11, 2022	Jun. 23, 2022	Mar. 22, 2021	Feb. 04, 2021
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Warrant purchase shares (in Shares)			71,139
Offering costs												$ 8,700
Broker fees												$ 500
Common stock, par value (in Dollars per share)		$ 0.001				$ 2,700				$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001				$ 1	$ 0.001
Bid price of common stock (in Dollars per share)		$ 1												$ 1			$ 1	$ 1		$ 1
Received total proceeds from the unsecured PPP Loans												$ 800		$ 779
Maturity date										May 07, 2025		May 07, 2025
Interest rate percentage																						1.00%
Principal and interest payment				$ 24	$ 24
Accumulated deficit		$ (247,148)								$ (266,374)		$ (266,374)		(247,148)	$ (58,975)
Cash equivalents, and marketable securities										200		200
Restricted cash balance		10,000												10,000
Current liabilities		$ 70,602								$ 41,372		41,372		$ 70,602	43,590
Aggregate offering price																			$ 50,000
Shares sold (in Shares)						27,778			435
Average price (in Dollars per share)	$ 4.93	$ 50.85				$ 2,700								$ 50.85									$ 2,700
Gross proceeds	$ 1,600												$ 25,797	$ 25,796
Net proceeds	1,600													15,000
Commissions and fees to the agent	$ 48													468
Legal fees		$ 100												$ 75
Revenue percentage														10.00%
Accounts receivable percentage														10.00%
Impairment charge												54,700		$ 54,700
Reclassification of impairment												15,200		$ 15,200
Warrants to purchase common stock (in Shares)		230,769	71,139											230,769
Reserve for warranty returns												$ 600		$ 553	$ 398
Tax benefit percentage												50.00%		50.00%
Common Stock [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Share issued (in Shares)								594,232						594,232
Minimum [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Exercise price (in Dollars per share)			$ 13
Maximum [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Exercise price (in Dollars per share)			$ 3.45
Revenues [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Revenue percentage														10.00%	10.00%
Revenues [Member] | Customer Concentration Risk [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Revenue percentage										10.00%	10.00%	10.00%		10.00%
Revenues [Member] | Revenue from Rights Concentration Risk [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Revenue percentage												10.00%
Accounts Receivable [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Accounts receivable percentage														10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Accounts receivable percentage												10.00%		10.00%
Accounts Receivable [Member] | Credit Availability Concentration Risk [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Revenue percentage												10.00%
Accounts receivable percentage												10.00%
SPA Warrant [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Warrants to purchase common stock (in Shares)			34,406
Pre-Funded 2022 Warrants [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Warrant purchase shares (in Shares)								75,000
December 2022 Warrants [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Warrant purchase shares (in Shares)								1,338,462
IPO [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Common stock, par value (in Dollars per share)		$ 2,000												$ 2,000
Shares sold (in Shares)							27,000
Average price (in Dollars per share)		$ 50.85					$ 2,000							$ 50.85										$ 2,000
Warrants to purchase common stock (in Shares)						833	810																125	121
Exercise price (in Dollars per share)							$ 2,500
Common Stock [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Bid price of common stock (in Dollars per share)																	$ 1
Agrify Valiant LLC’s [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Ownership percentage		60.00%								60.00%		60.00%		60.00%
Agrify Brands, LLC’s [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Ownership percentage		75.00%								75.00%		75.00%		75.00%
Exchange Note [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Current liabilities										$ 41,400		$ 41,400
Canaccord Genuity LLC [Member]
Overview, Basis of Presentation, and Significant Accounting Policies [Line Items]
Offering costs														$ 8,700
Net proceeds from offering cost												8,200
Shares sold (in Shares)	323,082													306,628
Gross proceeds		$ 15,600
Net proceeds		15,100
Commissions and fees to the agent		$ 500
Proceeds from ATM Program												$ 3,000